CONVERTIBLE DEBENTURES PAYABLE (Details Narrative) - USD ($)							9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 20, 2022	Jul. 02, 2021	Jan. 08, 2021	Dec. 01, 2020	Jun. 08, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	May 09, 2022	Dec. 31, 2020	Sep. 30, 2019
Number of warrants issued							229,108		16,666	888,889
Exercise price of warrants							$ 5.04		$ 4.89	$ 2.19			$ 2.04
Debentures balance							$ 2,679,993		$ 600,000	$ 613,143
Accrued interest									$ 941,440	$ 537,884
Number of shares issued								1,076,000	3,000,486	1,464,444
Gain on extinguishment of debt, net							$ 490,051	$ 579,486	$ 564,481	$ (105,266)
Accrued interest amount										3,842
Description of reverse stock split	1 for 3 reverse stock split of the Company’s common stock became effective	one-for-three reverse stock split pursuant to which every three shares of common stock were reclassified as one share of common stock				1 for 1.5 reverse stock split of the Company’s common stock became effective.
Non-revolving line of credit
Number of warrants issued							592,666
Secured loan amount							$ 4,105,492		$ 0
Related Party Convertible Debentures
Number of warrants issued									71,212
$3,000,000 Convertible Debenture Amended October 23, 2020
Convertible debenture							$ 3,000,000		$ 3,000,000	$ 3,000,000
Debt Instrument, Convertible, Conversion Price							$ 0.60		$ 0.60
Interest rate							10.00%		10.00%
Description of monthly installments							monthly payments of unpaid interest accrued at 12.5% per annum will be paid in arrears through March 31, 2021, beginning April 1, 2021, we began paying equal monthly installments of principal and interest at 10% per annum through December 1, 2023		monthly payments of unpaid interest accrued at 12.5% per annum will be paid in arrears through March 31, 2021, beginning April 1, 2021, the Company began paying equal monthly installments of principal and interest at 10% per annum through December 1, 2023
Number of warrants issued							3,550,709		3,550,709
Exercise price of warrants							$ 0.86		$ 0.86
Expected life in years							10 years		10 years
Beneficial conversion feature recorded as debt discount							$ 612,313		$ 612,313
Allocated fair value of warrants as additional debt discount							2,387,687		$ 2,387,687
Percentage of cash interest									10.00%	10.00%
$750,000 convertible debenture, December 1, 2020
Convertible debenture							$ 750,000		$ 750,000
Interest rate							6.00%		6.00%
Beneficial conversion feature recorded as debt discount							$ 339,216		$ 339,216
Allocated fair value of warrants as additional debt discount							$ 26,770		$ 26,770
Percentage of cash interest							4.00%		4.00%
$750,000 convertible debenture, December 1, 2020 | Private placement
Convertible debenture and warranty purchase agreement amount					$ 3,000,000
$800,000 convertible debenture, April 1, 2021
Convertible debenture							$ 800,000		$ 800,000
Interest rate							6.00%		6.00%
Beneficial conversion feature recorded as debt discount							$ 319,431		$ 319,431
Allocated fair value of warrants as additional debt discount							$ 60,406		$ 60,406
Percentage of cash interest							4.00%		4.00%
$400,000 convertible debenture, May 1, 2021
Convertible debenture							$ 400,000		$ 400,000
Interest rate							6.00%		6.00%
Beneficial conversion feature recorded as debt discount							$ 159,715		$ 159,715
Allocated fair value of warrants as additional debt discount							$ 31,309		$ 31,309
Percentage of cash interest							4.00%		4.00%
$400,000 convertible debenture, June 2, 2021
Convertible debenture							$ 400,000		$ 400,000
Interest rate							6.00%		6.00%
Percentage of cash interest							4.00%		4.00%
$400,000 convertible debenture, June 2, 2020
Beneficial conversion feature recorded as debt discount							$ 159,715		$ 159,715
Allocated fair value of warrants as additional debt discount							$ 30,481		$ 30,481
$287,000 convertible debenture amended October 22, 2020
Convertible debenture										$ 287,000
Debt Instrument, Convertible, Conversion Price							$ 0.60		$ 0.60
Exercise price of warrants							$ 0.60		$ 0.60
Principal payments							$ 29,939		$ 40,956
Beneficial conversion feature recorded as debt discount							$ 30,996		$ 30,996
Percentage of cash interest										10.00%
Number of shares issued							5,000,000		5,000,000
Amount of monthly payments							$ 7,939		$ 7,939
Gain on extinguishment of debt, net			$ 15,006
$287,000 convertible debenture amended October 22, 2020 | Common class B | Redemption Agreement [Member] | Former Officers [Member]
Interest rate							10.00%
$287,000 convertible debenture amended October 22, 2020 | Common Class A [Member] | Redemption Agreement [Member] | Former Officers [Member]
Interest rate									10.00%
$287,000 convertible debenture converted July 1, 2021
Debentures balance			216,105
Accrued interest			$ 1,800
Number of shares issued			363,176
Gain on extinguishment of debt, net			$ 15,006
$400,000 convertible debenture converted January 8, 2021
Convertible debenture									$ 400,000	$ 400,000
Percentage of cash interest									11.00%
$350,000 convertible debenture, January 12, 2021
Convertible debenture							$ 350,000		$ 350,000
Interest rate							6.00%		6.00%
Beneficial conversion feature recorded as debt discount							$ 139,751		$ 139,751
Allocated fair value of warrants as additional debt discount							$ 31,282		$ 31,282
Percentage of cash interest							4.00%		4.00%
Debentures balance							$ 350,000		$ 350,000
$250,000 convertible debenture, May 21, 2021
Convertible debenture							$ 250,000		$ 250,000
Interest rate							6.00%		6.00%
Beneficial conversion feature recorded as debt discount							$ 99,822		$ 99,822
Allocated fair value of warrants as additional debt discount							$ 14,940		$ 14,940
Percentage of cash interest							4.00%		4.00%
Debentures balance							$ 250,000		$ 250,000
Old unsecured convertible debentures
Secured loan amount											$ 2,068,399
New unsecured convertible debentures due on December 1 2023
Debt Instrument, Convertible, Conversion Price											$ 1.80
Secured loan amount											$ 2,079,993
Interest rate											10.00%
Convertible debentures due on due December 1, 2022
Percentage of cash interest					4.00%
Percentage of payment in kind interest					6.00%
Secured convertible debenture
Interest rate										11.00%		11.00%
Accrued interest				$ 50,213			$ 326,143		$ 326,143
Number of shares issued				1,003,618
Senior secured promissory debentures
Number of warrants issued							71,212		36,742
Accrued interest										$ 5,563
Senior secured promissory debentures | Private placement
Minimum subscription amount					$ 250,000
Aggregate exercise price					$ 750,000
Warrants Exercisable Shares					272,727
Debentures subject to mandatory redemption | $750,000 convertible debenture, December 1, 2020
Convertible debenture							$ 750,000		$ 750,000
Debentures subject to mandatory redemption | $800,000 convertible debenture, April 1, 2021
Convertible debenture							800,000		800,000
Debentures subject to mandatory redemption | $400,000 convertible debenture, May 1, 2021
Convertible debenture							400,000		400,000
Debentures subject to mandatory redemption | $400,000 convertible debenture, June 2, 2020
Convertible debenture							400,000		400,000
Debentures subject to mandatory redemption | $287,000 convertible debenture amended October 22, 2020
Convertible debenture							287,000		287,000
Debentures subject to mandatory redemption | $350,000 convertible debenture, January 12, 2021
Convertible debenture							350,000		350,000
Debentures subject to mandatory redemption | $250,000 convertible debenture, May 21, 2021
Convertible debenture							$ 250,000		$ 250,000